Consolidated Balance Sheets (Parenthetical) (USD $)	Nov. 30, 2014	Feb. 28, 2014	Feb. 28, 2013
Statement of Financial Position [Abstract]
Accumulated depreciation	$ 74,450	$ 34,192	$ 12,396
Convertible debentures, discount	$ 0	$ 206,636	$ 71,543
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	874,257	0	0
Preferred stock, shares outstanding	874,257	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	27,413,181	21,573,899	21,054,418
Common stock, shares outstanding	27,413,181	21,573,899	21,054,418